Income Tax - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax [Line Items]
Change in the valuation allowance	$ 170,539	$ 111
U.S. Federal
Income Tax [Line Items]
Net operating loss carryovers	$ 85,006	$ 0